RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2024
Notes and other explanatory information [abstract]
RELATED PARTY TRANSACTIONS
17.	RELATED PARTY TRANSACTIONS

Trade receivables/payables and accrued receivables/payables:

As at September 30, 2024, the Company had $10,874 (2023 - $40,095) payable to related parties that was included in accounts payable. The balances outstanding are unsecured, non-interest bearing and due on demand.

Key management compensation

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole. Compensation awarded to key management for the three and nine months ended September 30, 2024 and 2023 included:

	For the three months ended September 30,		For the nine months ended September 30,
	2024	2023	2024	2023
Director fees	$131,469	$148,914	$375,368	$452,154
Salaries	127,329	300,836	396,916	842,436
Share-based payments	223,364	375,619	527,224	906,498
	$482,162	$825,369	$1,299,508	$2,201,088

During the three months ended September 30, 2024, the directors agreed to a 20% reduction in their fees for the quarter.

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For the Three and Nine Months Ended September 30, 2024

Expressed in Canadian Dollars (unaudited)

17.	RELATED PARTY TRANSACTIONS (CONT’D)

Other related party transactions

	For the three months ended September 30,		For the nine months ended September 30,
	2024	2023	2024	2023
Management fees paid to a company controlled by CEO and director	$109,437	$106,250	$325,125	$486,250
Management fees paid to a company that the CEO holds an economic interest in	64,463	128,330	190,164	355,111
Management fees paid to a company controlled by the former President and director	41,910	66,220	119,335	211,372
	$215,810	$300,800	$634,624	$1,052,733